SIGNIFICANT ACCOUNTING POLICIES - Accounting Changes and Recent Pronouncements Issued (Details) - Accounting Standards Update 2016-02 $ in Millions	Dec. 31, 2018 CAD ($)
Minimum
Leases
Lease liabilities	$ 40.0
Right of use assets	40.0
Maximum
Leases
Lease liabilities	45.0
Right of use assets	$ 45.0